Summary of Significant Accounting Policies - Summary of Accounts Receivable From Customers (Details) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	34.00%
Customer C
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	21.00%
Customer D
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	18.00%	49.00%